Expense Example - USCF Sustainable Commodity Strategy Fund - USCF Sustainable Commodity Strategy Fund	Jan. 05, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	$ 935